Organizations and Principal Activities	12 Months Ended
Dec. 31, 2025
Organizations and Principal Activities [Abstract]
Organizations and principal activities

1.      Organizations and principal activities

(a) Nature of operations and principal activities

PAPA Medical Inc. (the “Company”) was incorporated under the laws of the State of Delaware on January 11, 2024, with authorized capital stock consisting of 160,000,000 shares, comprised of: (i) 150,000,000 shares of common stock, par value $0.0001 per share, of which 137,634,560 shares are designated as Class A common stock and 12,365,440 shares are designated as Class B common stock; and (ii) 10,000,000 shares of preferred stock, par value $0.0001 per share. As of the incorporation date, 20,000,000 shares of common stock were issued and outstanding. The Company conducts its primary operations through its wholly owned subsidiary, PAPA Health Inc. (“PAPA Health”, formerly known as “Cannapresso Health Inc.”) incorporated on January 31, 2018 in the State of California. The Company through its subsidiaries (collectively referred to hereinafter as the “Group”), is principally engaged in the research and development, design, commercialization, sales, marketing and distribution of branded e-cigarettes and Hemp cannabinoid E-vapors.

(b) Reorganization

In preparation for its initial public offering (“IPO”) in the United States, the following transaction was undertaken to reorganize the legal structure of PAPA Health. The Company was incorporated in connection with a group reorganization (the “Reorganization”) of PAPA Health.

On April 15, 2024, the Company acquired 10,000,000 shares of PAPA Health representing 100% of the equity interest with an aggregate purchase price of $190,000 from Shenzhen LFS Nebulizer Medical Co., Ltd (“Shenzhen LFS”), a related party directly controlled by Mr. Jian Hua, the principal shareholder of the Company. The Company has accounted for the Reorganization as transaction between entities with common ownership, which is akin to a reorganization of entities under common control. As all the entities involved in the process of the Reorganization are under common ownership of the Company’s shareholders before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling of interests with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts. Therefore, the accompanying consolidated financial statements were prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented.

Details of the subsidiaries of the Company are set out below.

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal Activities
PAPA Medical Inc. (the “Company”)	January 11, 2024	Delaware	Parent Company	Holding Company
Subsidiaries:
PAPA Health Inc. (“PAPA Health”)	January 31, 2018	California	100%	Research and development, production and sales
Cannapresso LAB Inc.	February 13, 2024	California	100%	Research and development, production and sales
DEUS LAB INC.	May 25, 2024	California	100%	Research and development, production and sales
Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal Activities
QIK. INC.	May 25, 2024	California	100%	Research and development, production and sales
AirICU INC	February 10, 2025	California	100%	Research and development, production and sales of medical nebulizers